Hartford Schroders Opportunistic Income Fund

333-232663

811-23457

Based on a review of the SEC Forms 3, 4, and 5 furnished to the Fund, the Fund believes that all Section 16(a) filings requirements applicable to the Funds officers and directors, investment adviser and other trust insiders were complied with, except that a Form 3 report, Initial Statement of Beneficial Ownership of Securities, on behalf of the investment adviser listed below, was amended to reflect the correct number of shares on Form 3.

Investment Adviser:

HFMC, filed an amended Form 3 on January 9, 2020, accession number 0001104659-20-002669